Note 5 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating loss carry forwards	$ 5,232,734	$ 4,506,287
Depreciation and amortization	2,030,293	1,709,678
Asset retirement obligations	820,440	780,000
Employee entitlements	181,222	239,899
Accruals	1,082,516	1,133,073
Decline in value of patents	1,121,593	1,170,092
Unrealized exchange loss	(88,319)	(10,020)
Unrealized exchange loss	88,319	10,020
Other	(4,423)	(20,778)
Total deferred tax assets	10,376,056	9,528,271
Valuation allowance for deferred tax assets	(9,693,936)	(8,220,770)
Net deferred tax asset	682,120	1,307,501
Intangible assets	3,732,957	4,358,338
Total deferred tax liabilities	3,732,957	4,358,338
Net deferred tax liabilities	$ 3,050,837	$ 3,050,837